STATEMENT OF INVESTMENTS
BNY Mellon New Jersey Municipal Bond Fund, Inc.

September 30, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
New Jersey - 83.6%
Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000		3,475,560
Bayonne, GO, Refunding (Insured; Build America Mutual)	5.00	7/1/2039	1,000,000		1,173,300
Camden County Improvement Authority, Revenue Bonds (Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000		5,587,650
Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2031	3,000,000		3,608,700
Camden County Improvement Authority, Revenue Bonds (Insured; County Gtd) Ser. A	5.00	1/15/2032	2,695,000		3,228,637
Camden County Improvement Authority, Revenue Bonds, Refunding (The Cooper Health System Project)	5.00	2/15/2034	1,000,000		1,116,270
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	1,949,047
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	652,650
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2021	685,000	[a]	668,224
Essex County Improvement Authority, Revenue Bonds	5.25	7/1/2045	2,500,000	[b]	2,536,475
Garden State Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		12,742,600
Gloucester County Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	1,000,000		1,089,980
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,926,125

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	2,053,680
Irvington Township, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/15/2032	2,000,000		2,293,120
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		489,400
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2026	2,935,000		3,020,907
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2025	1,000,000		1,029,270
Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	5.00	2/15/2031	625,000		779,063
Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Gtd)	5.00	2/15/2032	500,000		621,170
Monroe Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	3/1/2034	1,250,000		1,456,438
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,403,440
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Inc. Project) Ser. A	5.00	6/15/2049	1,105,000	[b]	1,190,207
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Inc. Project) Ser. A	5.00	6/15/2054	725,000	[b]	775,127
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		1,133,870
New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project)	5.25	9/15/2029	8,050,000		8,828,596
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2021	2,620,000	[a]	2,524,658

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
New Jersey Economic Development Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.)	0.00	7/1/2020	3,350,000	[a]	3,298,611
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties) Ser. A	5.00	7/1/2047	1,000,000		1,106,590
New Jersey Economic Development Authority, Revenue Bonds (Provident Group-Kean Properties) Ser. A	5.00	7/1/2037	650,000		729,918
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	3,500,000		3,934,490
New Jersey Economic Development Authority, Revenue Bonds, (Provident Group-Rowan) Ser. A	5.00	1/1/2035	1,000,000		1,094,350
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	3,000,000		3,237,210
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2028	3,625,000		3,888,429
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co. Project) Ser. A	5.70	10/1/2039	5,000,000		5,017,150
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Company, Inc.) Ser. B	5.60	11/1/2034	6,600,000		6,746,256
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000		2,253,320
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	0.00	1/1/2020	6,500,000	[a]	6,470,750
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; American Municipal Bond Assurance Corp.)	0.00	1/1/2022	6,000,000	[a]	5,736,540
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000		12,361,300

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey - American Water Company, Inc. Project) Ser. C	5.10	6/1/2023	3,000,000	3,061,380
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000	2,067,380
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Project)	3.00	8/1/2043	3,500,000	3,424,470
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas)	2.45	4/1/2026	2,250,000	2,314,867
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container)	5.00	10/1/2047	7,500,000	8,602,425
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000	1,172,360
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000	1,158,940
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GG	5.75	9/1/2023	385,000	407,241
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	385,000	386,244
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (New Jersey Institute of Technology) Ser. H	5.00	7/1/2031	2,000,000	2,047,080
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Princeton University) Ser. B	5.00	7/1/2034	1,000,000	1,254,240
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Princeton University) Ser. C	5.00	7/1/2034	2,000,000	2,508,480

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000	2,425,380
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College) Ser. B	5.00	7/1/2042	3,000,000	3,234,330
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,894,960
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The College of New Jersey) Ser. F	4.00	7/1/2035	1,750,000	1,935,010
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,428,967
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2022	2,165,000	2,362,037
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000	2,640,289
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,501,621
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000	4,157,475
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding	5.00	7/1/2039	2,000,000	2,372,780
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000	8,324,850
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.) Ser. A	5.00	7/1/2027	350,000	351,127

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health) Ser. A	5.63	7/1/2021	2,000,000	[c]	2,148,180
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health) Ser. A	5.00	7/1/2039	1,500,000		1,802,385
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,578,250
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,492,030
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,149,424
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Kennedy Health System)	5.00	7/1/2022	1,525,000	[c]	1,675,899
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System)	5.00	7/1/2023	2,500,000		2,746,650
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System)	5.00	7/1/2026	1,000,000		1,094,680
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		4,140,850
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System)	5.00	7/1/2036	2,790,000		3,223,399
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System)	5.00	7/1/2041	1,000,000		1,141,570
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,267,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. 1A	5.00	12/1/2025	390,000		392,289
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. 1A	5.00	12/1/2026	985,000		990,752
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,825,542
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,000,000		1,196,510
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A-1	5.00	12/1/2021	1,800,000		1,929,294
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. A	3.35	12/1/2029	7,000,000		7,486,220
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,580,000		1,699,969
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. A	4.95	5/1/2041	7,000,000		7,014,210
New Jersey Institute of Technology, Revenue Bonds, Refunding Ser. A	5.00	7/1/2032	695,000		757,467
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000		3,981,674
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	5,000,000		5,659,900
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	8,480,000		8,673,259
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		3,200,036
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		4,105,605
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corp.) Ser. C	0.00	12/15/2024	1,000,000	[a]	897,220
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,588,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,510,934
New Jersey Transportation Trust Fund Authority, Revenue Bonds Ser. BB1	5.00	6/15/2030	5,000,000		5,985,750
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.50	12/15/2023	7,000,000		8,072,820
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	2,500,000		2,651,800
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	3,000,000		3,801,030
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000		1,213,890
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	1,000,000		1,117,470
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,367,900
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000		3,129,625
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. F	5.00	1/1/2026	2,000,000		2,232,220
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000		1,230,430
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000		2,311,720
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2035	1,500,000		1,816,785
New Jersey Turnpike Authority, Revenue Bonds, Ser. A1	5.00	1/1/2031	2,500,000		3,069,375
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000		4,586,080
North Hudson Sewerage Authority, COP, Refunding, Ser. A	5.00	6/1/2042	9,735,000		10,540,766
North Hudson Sewerage Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	520,000		568,204
Rutgers University, Revenue Bonds, Refunding, Ser. J	5.00	5/1/2026	5,000,000		5,632,450
Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,913,856

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New Jersey - 83.6% (continued)
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	1,000,000		1,081,770
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000		3,260,952
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000		1,743,390
South Jersey Port Corp., Revenue Bonds, Ser. P2	5.75	1/1/2023	4,000,000		4,037,880
South Jersey Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	4,250,000		4,667,307
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/1/2030	1,000,000		1,214,600
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	5,855,478
				365,736,397
New York - 12.7%
Port Authority of New York & New Jersey, Revenue Bonds (JFK International Air Terminal LLC Project)	5.00	12/1/2020	1,370,000		1,403,168
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.00	9/15/2024	2,400,000		2,523,360
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 167th	5.50	9/15/2026	7,600,000		8,042,548
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2021	1,555,000		1,668,282
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186th	5.00	10/15/2044	9,730,000		11,123,044
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2035	4,295,000		5,126,727
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197th	5.00	11/15/2033	7,000,000		8,416,030
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 172nd	5.00	10/1/2033	5,000,000		5,410,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
New York - 12.7% (continued)
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178th	5.00	12/1/2024	2,000,000	2,280,200
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184th	5.00	9/1/2032	3,000,000	3,507,030
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185th	5.00	9/1/2031	2,270,000	2,626,231
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,614,310
				55,741,880
Pennsylvania - 2.0%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	3,055,275
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2031	750,000	969,788
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,285,010
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2028	1,000,000	1,288,260
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2031	600,000	775,830
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,499,832
				8,873,995
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	3,000,000	3,397,050
Total Investments (cost $404,322,450)			99.1%	433,749,322
Cash and Receivables (Net)			0.9%	3,849,694
Net Assets			100.0%	437,599,016

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $4,501,809 or 1.03% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

STATEMENT OF INVESTMENTS
BNY Mellon New Jersey Municipal Bond Fund, Inc.

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	433,749,322	-	433,749,322

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2019, accumulated net unrealized appreciation on investments was $29,426,872, consisting of $29,528,719 gross unrealized appreciation and $101,847 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.